Significant Accounting Policies (Table) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Charterer A
Major customer percentage	14.00%	13.00%	14.00%
Charterer B
Major customer percentage	11.00%	13.00%	10.00%
Charterer C
Major customer percentage	10.00%	9.00%	9.00%
Charterer D
Major customer percentage	9.00%	7.00%	8.00%